UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NSB Advisors LLC
Address: 901 South Bond Street Suite 400
         Baltimore, MD  21231

13F File Number:  028-13807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William S. Harrison
Title:     Chief Compliance Officer
Phone:     (410) 537-5318

Signature, Place, and Date of Signing:

 /s/  William S. Harrision     Baltimore, MD     November 03, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $737,291 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASIA PACIFIC INCOM    COM              003009107       70    70450 SH       DEFINED                     0        0       70
AMGEN INC                      COM              031162100     2387    43308 SH       DEFINED                     0        0     2387
APCO OIL & GAS INTERNATIONAL   SHS              g0471f109   209595  6055914 SH       DEFINED                     0        0   209595
ARGAN INC                      COM              04010E109    43254  4626069 SH       DEFINED                     0        0    43254
ASTRONICS CORP                 COM              046433108    38843  2225938 SH       DEFINED                     0        0    38843
BGC PARTNERS INC               CL A             05541T101       60    10000 SH       DEFINED                     0        0       60
CALPINE CORP                   COM NEW          131347304     6349   509950 SH       DEFINED                     0        0     6349
CELGENE CORP                   COM              151020104     3697    64165 SH       DEFINED                     0        0     3697
CH ENERGY GROUP INC            COM              12541M102      338     7653 SH       DEFINED                     0        0      338
CHEVRON CORP NEW               COM              166764100     1023    12627 SH       DEFINED                     0        0     1023
CONSOLIDATED EDISON INC        COM              209115104      212     4400 SH       DEFINED                     0        0      212
EASTERN CO                     COM              276317104    37589  2293393 SH       DEFINED                     0        0    37589
ECOLOGY & ENVIRONMENT INC      CL A             278878103      647    54329 SH       DEFINED                     0        0      647
EXXON MOBIL CORP               COM              30231G102     1082    17517 SH       DEFINED                     0        0     1082
GENERAL ELECTRIC CO            COM              369604103      448    27568 SH       DEFINED                     0        0      448
GLOBAL POWER EQUIPMENT GRP I   COM PAR $0.01    37941p306    33911  2223657 SH       DEFINED                     0        0    33911
GLOBECOMM SYSTEMS INC          COM              37956X103    62527  7470342 SH       DEFINED                     0        0    62527
GSE SYS INC                    COM              36227k106     9183  2741317 SH       DEFINED                     0        0     9183
GULFMARK OFFSHORE INC          CL A NEW         402629208    20233   658623 SH       DEFINED                     0        0    20233
II VI INC                      COM              902104108      523    14000 SH       DEFINED                     0        0      523
INTEGRAL SYS INC MD            COM              45810h107      431    58468 SH       DEFINED                     0        0      431
INTERNATIONAL BUSINESS MACHS   COM              459200101      852     6354 SH       DEFINED                     0        0      852
JOHNSON & JOHNSON              COM              478160104      699    11279 SH       DEFINED                     0        0      699
LILLY ELI & CO                 COM              532457108      218     5974 SH       DEFINED                     0        0      218
M & T BK CORP                  COM              55261F104      819    10010 SH       DEFINED                     0        0      819
MERCK & CO INC NEW             COM              58933y105      434    11800 SH       DEFINED                     0        0      434
NANOSPHERE INC                 COM              63009F105      425    84500 SH       DEFINED                     0        0      425
PFIZER INC                     COM              717081103      311    18136 SH       DEFINED                     0        0      311
PMFG INC                       COM              69345P103   153026  8975156 SH       DEFINED                     0        0   153026
PNC FINL SVCS GROUP INC        COM              693475105      252     4857 SH       DEFINED                     0        0      252
PRECISION CASTPARTS CORP       COM              740189105     1483    11642 SH       DEFINED                     0        0     1483
PROCTER & GAMBLE CO            COM              742718109      784    13079 SH       DEFINED                     0        0      784
PROSHARES TR                   PSHS ULSHT SP500 74347r883      166   166231 SH       DEFINED                     0        0      166
RAND CAP CORP                  COM              752185108     7934  2347454 SH       DEFINED                     0        0     7934
ROGERS CORP                    COM              775133101     1574    50000 SH       DEFINED                     0        0     1574
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803       11    10790 SH       DEFINED                     0        0       11
SOUTHERN CO                    COM              842587107      396    10646 SH       DEFINED                     0        0      396
TEMPLETON EMERG MKTS INCOME    COM              880192109       10    10000 SH       DEFINED                     0        0       10
TRANSCAT INC                   COM              893529107    32742  4430636 SH       DEFINED                     0        0    32742
UNITED STATES LIME & MINERAL   COM              911922102    38157   986980 SH       DEFINED                     0        0    38157
UNITED TECHNOLOGIES CORP       COM              913017109      264     3700 SH       DEFINED                     0        0      264
UNITIL CORP                    COM              913259107    24131  1099364 SH       DEFINED                     0        0    24131
WEBMD HEALTH CORP              COM              94770V102      201     4027 SH       DEFINED                     0        0      201